Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Current Assets
Cash	$ 264,769	$ 340,502
Prepaid deposits	156,300	155,072	8,700
Total Current Assets	421,069	495,574	8,700
Property and Equipment, net	153,648	164,173	105,018
Total Assets	574,717	659,747	113,718
Current Liabilities
Accrued liabilities	21,171	27,498	19,181
Related party payables	133,293	100,211	56,277
Customer deposits	20,000	20,000
Loan payable, current portion	12,335	12,212
Total Current Liabilities	186,799	159,921	75,458
Loan payable, non-current portion	53,332	56,458
Total Liabilities	240,131	216,379	75,458
Commitments and Contingencies
Stockholders’ Equity
Preferred stock, $0.001 par value; 25,000,000 shares authorized, 292,000 shares issued and outstanding as of June 30, 2021 and March 31, 2021, respectively	292	292	300
Common stock, $0.001 par value; 500,000,000 shares authorized, 9,890,075 shares issued and outstanding at June 30, 2021 and March 31, 2021, respectively	9,890	9,890	19
Additional paid in capital	1,042,172	1,042,172	371,035
Accumulated deficit	(717,768)	(608,986)	(333,094)
Total Stockholders’ Equity	334,586	443,368	38,260
Total Liabilities and Stockholders’ Equity	$ 574,717	$ 659,747	$ 113,718